Description Of The Business (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Jun. 30, 2011	Sep. 30, 2011	Apr. 30, 2010	Sep. 30, 2011 Minimum [Member]	Sep. 30, 2011 The Web International Education Group, Ltd. [Member]	Jun. 30, 2011 The Web International Education Group, Ltd. [Member]	Jan. 03, 2011 The Web International Education Group, Ltd. [Member]
Description Of The Business [Line Items]
Invested amount to develop and acquire curriculum and online learning platforms	$ 240			$ 240
Number of states in which company manages virtual public schools or hybrid schools	29	29
Percentage of minority interest acquired			60.00%		20.00%	20.00%	20.00%